Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (187,991)	$ (25,756)	¥ (82,971)	¥ (166,490)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment of long-lived assets	4,048	555	1,515	19,743
Impairment of goodwill	45,561	6,242		69,853
Depreciation of property, equipment and software				2,140
Amortization of intangible assets				2,097
Share-based compensation	28,394	3,890	9,546	10,282
Allowance for doubtful accounts	6,902	946	4,768	8,143
Gain from long-term investments	(532)	(73)	(181)	(26)
Loss on disposal of property and equipment, subsidiary				218
Recognition of deferred income				(513)
Foreign exchange (gain)/loss			259	(444)
Deferred income taxes				(5,451)
Change in fair value of warrant liability	57,066	7,818	(20,732)	(11,219)
Other income, net	(2,079)	(285)	(8,782)
Changes in operating assets and liabilities:
Accounts and notes receivable	13,068	1,790	20,439	(1,127)
Prepayment and other current assets	(2,372)	(325)	26,792	5,151
Accounts payable	3,469	475	(3,253)	(15,919)
Advance from customers	4,708	645	471	(11,706)
Salary and welfare benefits payable	(11,518)	(1,578)	(15,914)	(6,926)
Deferred revenue	(468)	(64)	(97)	(2,361)
Other taxes payable	(2,256)	(309)	(3,742)	2,905
Other current liabilities	9,278	1,274	(3,010)	(8,029)
Net cash used in operating activities	(34,722)	(4,755)	(74,892)	(109,679)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(19)	(3)		(212)
Net cash used in investing activities	(19)	(3)		(212)
Cash flows from financing activities:
Cash received from borrowings	38,834	5,320	20,400	6,169
Cash repayments of short-term borrowings	(15,787)	(2,163)	(6,428)	(8,454)
Proceeds of offering, net of listing fee	7,112	974		93,526
Net cash generated from financing activities	30,159	4,131	13,972	91,241
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,071)	(147)	70	(1,805)
Net decrease in cash, cash equivalents and restricted cash	(5,653)	(774)	(60,850)	(20,455)
Cash, cash equivalents and restricted cash at beginning of the year	15,993	2,191	76,843	97,298
Including:
Cash and cash equivalents at the beginning of the year	9,564	1,310	69,895	63,461
Restricted cash at the beginning of the year	6,429	881	6,948	33,837
Cash, cash equivalents and restricted cash at end of the year	10,340	1,417	15,993	76,843
Including:
Cash and cash equivalents at the end of the year	6,300	863	9,564	69,895
Restricted cash at the end of the year	4,044	554	6,429	6,948
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(465)	(64)	(337)	(214)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	1,080	148	2,813	13,152
Right-of-use assets disposed as reduction of operating lease liabilities due to lease termination	¥ 71	$ 10